ACQUISITION OF GOLD STANDARD VENTURES CORP. - Purchase Consideration Calculation (Details) - Contact Gold Corp $ in Thousands	Apr. 29, 2024 USD ($) shares
ACQUISITION OF CONTACT GOLD CORP.
Estimated fair value of 2,220,901 common shares issued by the Company	$ 8,937
Transaction costs	2,676
Total purchase price	$ 11,613
Number of shares issued as consideration | shares	2,220,901